LEASES (Tables)	12 Months Ended
Sep. 30, 2022
Leases
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASE

Supplemental balance sheet information related to the Company’s operating leases was as follows:

	September 30, 2022	September 30, 2021
Operating lease right-of-use assets	$49,145	$312,429
Right-of-use assets - accumulated amortization	(6,571)	(7,165)
Right-of-use assets, net	$42,574	$305,264

Operating lease liabilities – current	$15,833	$72,362
Operating lease liabilities – non-current	26,741	232,902
Total operating lease liabilities	$42,574	$305,264

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2022 and 2021:

	September 30, 2022	September 30, 2021
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.50 years	3.92 years
Weighted average discount rate *	5%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

SCHEDULE OF THE MATURITIES OF OPERATING LEASE LIABILITIES

As of September 30, 2022, the maturities of operating lease liabilities were as follows:

12 months ending September 30,	Lease payment
2023	$17,601
2024	17,601
2025	10,268
Total future minimum lease payments	45,470
Less: imputed interest	2,896
Total	$42,574